Non-Controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Non-Controlling Interests [Line Items]
Paid dividends (in Dollars)	$ 7.9	$ 7.7
Percentage of Equity interest	19.90%
Henan Found [Member]
Non-Controlling Interests [Line Items]
Percentage of non-controlling interests	22.50%	22.50%
Percentage of Equity interest	12.25%
Henan Huawei [Member]
Non-Controlling Interests [Line Items]
Percentage of non-controlling interests	20.00%	20.00%
Yunxiang [Member]
Non-Controlling Interests [Line Items]
Percentage of non-controlling interests	30.00%	30.00%
Guangdong Found [Member]
Non-Controlling Interests [Line Items]
Percentage of non-controlling interests	1.00%	1.00%
New Infini [Member]
Non-Controlling Interests [Line Items]
Percentage of non-controlling interests	53.90%	53.90%
Henan Non-ferrous Geology Minerals Ltd. [Member]
Non-Controlling Interests [Line Items]
Percentage of Equity interest	17.50%
Henan First Geological Brigade Ltd. [Member]
Non-Controlling Interests [Line Items]
Percentage of Equity interest	12.25%
Henan Found and First Geological Brigade [Member]
Non-Controlling Interests [Line Items]
Percentage of Equity interest	5.25%
Henan Xinxiangrong Mining Ltd. [Member]
Non-Controlling Interests [Line Items]
Percentage of Equity interest	5.00%
Dividends declared (in Dollars)	$ 2.2
Henan Xinxiangrong [Member]
Non-Controlling Interests [Line Items]
Dividends declared (in Dollars)		2.2
Henan Xinhui Mining Co. Ltd. [Member]
Non-Controlling Interests [Line Items]
Percentage of Equity interest	20.00%
Dividends declared (in Dollars)	$ 0.9	$ 0.9
GRT Mining Investment Co. Ltd. [Member]
Non-Controlling Interests [Line Items]
Dividends declared (in Dollars)	$ 50.0
Beijing [Member]
Non-Controlling Interests [Line Items]
Percentage of Equity interest	1.00%